UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska            68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

4020 South 147th Street, Omaha, Nebraska            68137

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

12/31

Date of reporting period:6/30/10

Item 1.  Reports to Stockholders.

Changing Parameters Portfolio

__________________________________________________________________________________________________________

Semi-Annual Report

June 30, 2010

__________________________________________________________________________________________________________

Investor Information: 1-866-618-3456

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Changing Parameters Portfolio.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Changing Parameters Portfolio

Shareholders’ Letter

June 30, 2010

The Changing Parameters Portfolio (the "Portfolio"), a series of Northern Lights Variable Trust, began trading on October 4, 2007. The strategy of the Portfolio is to enter the market when our proprietary models indicate a suitable uptrend in the equity and/or bond markets. When the models no longer indicate an uptrend, the Portfolio seeks to be defensive and move into money market instruments.

The Portfolio's results for this 6-month period were below expectations. Gains in mutual fund bond investments were not enough to offset our exposure to the equity markets. The Portfolio's opening price for the period was $9.14 a share, and as of the end of June it was $8.53. During the same period, the NASDAQ 100 Index, the Russell 2000 Index and S&P 500 Index all had negative returns for the period, while the Barclay’s Long Treasury Index and the Merrill Lynch HY Bond Master II Index had positive returns.

Portfolio emphasis going forward is being placed more on investment classes that have lower volatility, such as high yield bonds, while deemphasizing asset classes that have high daily volatility. The goal during these hectic times is to limit the number of dramatic swings, while at the same time seeking slower but steadier long-term growth in the Portfolio’s share price.

Robert Levenson         Sally Ann Talarico         Howard Smith

Portfolio Manager        Portfolio Manager         Portfolio Manager

The Russell 2000® Index is an unmanaged index that is a widely recognized indicator of small-capitalization company performance. The NASDAQ 100® Index is an unmanaged modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the NASDAQ Stock Market (“NASDAQ”). The Standard & Poor’s 500 Index represents 500 of the largest U.S. companies. The Barclay’s Long Treasury Index is an index created by using the longest maturity U.S. Treasury Bond andtaking the percent daily total returns. The Merrill Lynch High Yield Bond Master II Index is an unmanaged index that tracks the performance of below investment grade U.S.-denominated corporate bonds publicly issued in the U.S. domestic market.

The data quoted above represents past performance and does not indicate future returns. The value of an investment in the Portfolio and the return on investment will fluctuate and redemption proceeds may be higher or lower than an investor’s original cost. Total return is calculated assuming reinvestment of all dividends. Total returns would have been lower had the Adviser, the Distributor, the Administrator, and Custodian not waived or reimbursed a portion of their fees. For more performance numbers current to the most recent month-end please call 1-650-327-7705.

Index returns do not reflect a deduction for fees, expenses, or taxes. Investors cannot invest directly in an index.

Before investing, please read the Portfolio’s prospectus and shareholder reports to learn about its investment strategy and potential risks. Mutual fund investing involves risk including loss of principal. An investor should also consider the Portfolio’s investment objective, risks, charges and expenses carefully before investing. This and other information about the Portfolio is contained in the Portfolio’s prospectus. To obtain an additional copy of the prospectus call 1-650-327-7705. Please read the prospectus carefully before investing. The Changing Parameters Portfolio is offered through Jefferson National Life Insurance Company.

Review Code: 1161-NLD-8/11/2010

Changing Parameters Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2010 (Unaudited)

	Shares		Value
		MUTUAL FUNDS - 41.2%
		DEBT FUNDS - 41.2%
	110,550	John Hancock Bond Fund - Class I	$ 1,674,832
	224,517	Lord Abbett Investment Trust - Lord Abbett High Yield Fund - Class I	1,659,184
	317,720	SEI Institutional Managed Trust - High Yield Bond Fund	2,214,505
		TOTAL DEBT FUNDS	5,548,521
		TOTAL MUTUAL FUNDS (Cost - $5,568,088)	5,548,521

		SHORT-TERM INVESTMENTS - 29.9%
		MONEY MARKET FUNDS - 29.9%
	806,497	Dreyfus Government Cash	806,497
		Management - Institutional Class, 0.04% +
	806,497	Fidelity Institutional Government	806,497
		Portfolio - Class I, 0.04% +
	806,497	Goldman Sachs Financial Square Funds	806,497
		Government Fund - Institutional Class, 0.08% +
	806,497	JP Morgan U.S. Government	806,497
		Money Market Fund - Capital Class, 0.06% +
	798,829	Milestone Treasury Obligation	798,829
		Portfolio- Institutional Class, 0.01% +
		TOTAL MONEY MARKET FUNDS	4,024,817
		TOTAL SHORT-TERM INVESTMENTS	4,024,817
		(Cost - $4,024,817)

		TOTAL INVESTMENTS - 71.1% (Cost - $9,592,905)(a)	$ 9,573,338
		OTHER ASSETS LESS LIABILITIES - 28.9%	3,900,374
		NET ASSETS - 100.0%	$ 13,473,712

+	Reflects yield at June 30, 2010.
(a)

Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation	$ 4,404
		Unrealized depreciation	(23,971)
		Net unrealized depreciation	$ (19,567)

	Number of Contracts	FUTURES CONTRACTS	Unrealized Depreciation
	25	S&P E-Mini
		maturing September 2010 (Underlying Face Amount at Value $1,283,125)	$ (21,563)
		TOTAL FUTURES CONTRACTS	$ (21,563)

The accompanying notes are an integral part of these financial statements.

Changing Parameters Portfolio
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2010 (Unaudited)

Assets:
Investments in Securities at Value (identified cost $9,592,905)	$ 9,573,338
Deposits with Broker	123,063
Receivable for Securities Sold	3,812,447
Dividends and Interest Receivable	24,831
Total Assets	13,533,679

Liabilities:
Payable for Fund Shares Redeemed	701
Accrued Advisory Fees	10,765
Due to Broker - Variation Margin	21,563
Fees Payable to Other Affiliates	11,139
Accrued Distribution Fees	5,639
Other Accrued Expenses	10,160
Total Liabilities	59,967

Net Assets (Unlimited shares of no par value authorized; 1,579,131
shares of beneficial interest outstanding)	$ 13,473,712

Net Asset Value, Offering and Redemption Price Per Share
($13,473,712/ 1,579,131 shares of beneficial interest outstanding)	$ 8.53

Composition of Net Assets:
At June 30, 2010, Net Assets consisted of:
Paid-in capital	$ 14,777,536
Accumulated net investment loss	(51,864)
Accumulated net realized loss on investments and futures contracts	(1,210,830)
Net unrealized depreciation on:
Investments	(19,567)
Futures Contracts	(21,563)
Net Assets:	$ 13,473,712

The accompanying notes are an integral part of these financial statements.

Changing Parameters Portfolio
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2010 (Unaudited)

Investment Income:
Dividend Income	$ 95,772
Interest Income	1,569
Total Investment Income	97,341

Expenses:
Investment Advisory Fees	93,160
Distribution Fees	27,948
Administration Fees	17,852
Fund Accounting Fees	11,704
Audit Fees	7,687
Transfer Agent Fees and Expenses	7,066
Chief Compliance Officer Fees	5,703
Trustees' Fees	4,959
Legal Fees	4,215
Printing Expenses	2,480
Custody Fees	2,480
Insurance Expenses	297
Miscellaneous Expenses	248
Total Expenses	185,799
Less: Expenses Waived by Adviser	(45,563)

Net Expenses	140,236

Net Investment Loss	(42,895)

Net Realized and Unrealized Loss on Investments:
Net Realized Loss From:
Security Transactions	(470,237)
Purchased Options	(111,243)
Futures Contracts	(53,362)
Net Change in Unrealized Appreciation (Depreciation) on:
Security Transactions	(70,147)
Futures Contracts	(44,054)

Net Realized and Unrealized Loss on Investments	(749,043)

Net Decrease in Net Assets Resulting from Operations	$ (791,938)

The accompanying notes are an integral part of these financial statements.

Changing Parameters Portfolio
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months	For the Year
	Ended	Ended
	June 30, 2010	December 31, 2009
	(Unaudited)
Operations:
Net Investment Loss	$ (42,895)	$ (185,141)
Net Realized Loss on Security Transactions, Options and Futures Contracts	(634,842)	(336,504)
Net Change in Unrealized Depreciation on
Security Transactions, Purchased Options and Futures Contracts	(114,201)	(2,788)
Net Decrease in Net Assets
Resulting From Operations	(791,938)	(524,433)

Beneficial Interest Transactions:
Proceeds from Shares Issued (728,365 and 1,483,054
shares, respectively)	6,477,955	14,186,345
Cost of Shares Redeemed (38,965 and 1,502,532
shares, respectively)	(347,042)	(14,400,525)
Total Beneficial Interest Transactions	6,130,913	(214,180)

Increase (Decrease) in Net Assets	5,338,975	(738,613)

Net Assets:
Beginning of Period	8,134,737	8,873,350
End of Period	$ 13,473,712	$ 8,134,737

Accumulated Net Investment Loss at End of Period	$ (51,864)	$ (8,969)

The accompanying notes are an integral part of these financial statements.

Changing Parameters Portfolio
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.
	For the six months ended June 30, 2010		For the year ended December 31, 2009	For the year ended December 31, 2008	October 2, 2007* through December 31, 2007

	(Unaudited)
Net Asset Value, Beginning of Period	$ 9.14		$ 9.76	$ 10.11	$ 10.00
Increase (Decrease) From Operations:
Net investment income (loss) (a)	(0.03)		(0.18)	(0.01)	0.05
Net gain (loss) from securities
(both realized and unrealized)	(0.58)		(0.44)	(0.23)	0.06
Total from operations	(0.61)		(0.62)	(0.24)	0.11

Less Distributions:
From net investment income	-		-	(0.04)	-
From net realized gains on investments	-		-	(0.07)	-
Total Distributions	-		-	(0.11)	-

Net Asset Value, End of Period	$ 8.53		$ 9.14	$ 9.76	$ 10.11

Total Return (b)	(6.67)%	(d)	(6.35)%	(2.38)%	1.10%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 13,474		$ 8,135	$ 8,873	$ 8,130
Ratio of expenses to average net assets:
Before expense reimbursement	2.98%	(c)	3.14%	3.21%	4.88%	(c)
Net of expense reimbursement	2.25%	(c)	2.25%	2.25%	2.25%	(c)
Ratio of net investment income (loss) to average
net assets:
Before expense reimbursement	(1.42)%	(c)	(2.81)%	(1.06)%	(0.75)%	(c)
Net of expense reimbursement	(0.69)%	(c)	(1.92)%	(0.10)%	1.88%	(c)
Portfolio turnover rate	478%	(d)	1,611%	1,028%	0%
__________

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b)

Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.  Total returns for periods less than one year are not annualized.

(c) Annualized.
(d) Not annualized
*Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Changing Parameters Portfolio

NOTES TO FINANCIAL STATEMENTS

June 30, 2010 (Unaudited)

1.

ORGANIZATION

Changing Parameters Portfolio (the “Portfolio”) is a series of shares of beneficial interest of the Northern Lights Variable Trust (the “Trust”), a Delaware statutory trust organized on November 2, 2005.  The Portfolio is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, open-end management investment company. The Portfolio is an investment vehicle for variable annuity contracts and flexible premium variable life insurance policies, qualified pension and retirement plans and certain unregistered separate accounts. The investment objective of the Portfolio is total return. The Portfolio commenced operations on October 2, 2007.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolio in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – The Portfolio’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the bid price.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market value are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changing Parameters Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2010 (Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of June 30, 2010 for the Portfolio’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 5,548,521	$ -	$ -	$ 5,548,521
Short-Term Investments	-	4,024,817	-	4,024,817
Total	$ 5,548,521	$ 4,024,817	$ -	$ 9,573,338
Liabilities	Level 1	Level 2	Level 3	Total
Derivative Instruments*	$ 21,563	$ -	$ -	$ 21,563
Total	$ 21,563	$ -	$ -	$ 21,563

The Portfolio did not hold any Level 3 securities during the period.

* Derivative instruments include futures contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Options – The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk.

The Portfolio may write call options only if it (i) owns an offsetting position in the underlying security or (ii) maintains cash or other liquid assets in an amount equal to or greater than its obligation under the option. When the Portfolio writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Portfolio enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Portfolio has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

Changing Parameters Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2010 (Unaudited)

The Portfolio may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Portfolio’s portfolio.  If such a decline occurs, the put options will permit the Portfolio to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Portfolio upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Portfolio.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Portfolio, the benefits realized by the Portfolio as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.

Futures Contracts – The Portfolio is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective.   The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies.  Upon entering into a futures contract with a broker, the Portfolio is required to deposit in a segregated account a specified amount of cash or U.S. government securities.  Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account.  Daily, the Portfolio receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account.  When a contract is closed, the Portfolio recognizes a realized gain or loss.  Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.  Futures contracts outstanding at period end are listed after the Portfolio’s portfolio of investments.

Derivatives Disclosure –

Fair Values of Derivative Instruments in Changing Parameters Portfolio as of June 30, 2010:

Balance Sheet

Asset Derivatives
Contract Type /
Primary Risk Exposure	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Equity Contracts:	Investments, Receivables, Net Assets - Net Unrealized Appreciation	$ -	Payables, Net Assets - Net Unrealized Depreciation	$ 21,563

Interest Rate Contracts:	Receivables, Net Assets -		Payables, Net Assets -
	Unrealized Appreciation	-	Unrealized Depreciation	-

		$ -		$ 21,563

Changing Parameters Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2010 (Unaudited)

The effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2010:

Statement of Operations

Contract Type / Primary Risk Exposure	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives

Equity Contracts:	Net realized gain (loss) from security transactions, futures contracts and purchased options / Net change in unrealized appreciation (depreciation) from investments and futures contracts	$ (53,362)	$ (44,054)

Interest Rate Contracts:	Net realized gain (loss) from security transactions, futures contracts and purchased options	(111,243)	-

Total		$ (164,605)	$ (44,054)

Expenses – Expenses of the Trust that are directly identifiable to a specific portfolio are charged to that portfolio.  Expenses, which are not readily identifiable to a specific portfolio, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the portfolios in the Trust.

Federal Income Taxes – The Portfolio intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management reviewed the tax positions in the open tax years of 2007 and 2008 and during the year ended December 31, 2009 and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the above open tax years.  The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Portfolio did not incur any interest or penalties. Generally tax authorities can examine tax returns filed for the last three years.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date.  The Portfolio will declare and pay net realized capital gains, if any, annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  A Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

Changing Parameters Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2010 (Unaudited)

Estimates – The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period.  Actual results could differ from those estimates.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Portfolio by Changing Parameters, L.L.C. (the “Adviser”). Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.50% of the average daily net assets of the Portfolio. For the six months ended June 30, 2010, the Adviser earned $93,160 in advisory fees.

The Adviser has contractually agreed, at least until April 30, 2011, to limit the Portfolio’s total operating expenses, other than extraordinary or non-recurring expenses (such as any front-end or contingent deferred loads, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short or expenses of investing in acquired Portfolios or litigation), by reducing all or a portion of its fees and reimbursing the Portfolio, so that its ratio of annual expenses to average net assets will not exceed 2.25%.  Fees waived or expenses reimbursed may be recouped by the Adviser for a period up to three years from the date the fee or expense was waived or reimbursed.  However, no recoupment payment will be made if it would result in the Portfolio exceeding the contractual expense limitation described above.  For the six months ended June 30, 2010, the Adviser waived advisory fees totaling $45,563 to the Portfolio. Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $245,682 at December 31, 2009, and will expire on December 31 of the following years: 2010 - $55,968; 2011 - $103,610; 2012 - $86,104.

The Portfolio has entered into separate servicing agreements with Gemini Fund Services, LLC (“GFS”), whereby GFS will provide administrative, Portfolio accounting, transfer agency and custody administration services to the Portfolio.  Agreements are as follows:

Administration – The Portfolio pays GFS a basis point fee in decreasing amounts as Portfolio assets reach certain breakpoints.  The Portfolio also pays GFS for any out-of-pocket expenses.   Fees are billed monthly and are equal to the greater of the annual minimum or the basis point fees.  The annual minimum is $36,000 and the basis point fees are:

10 basis points or 0.10% per annum on the first $100 million in net assets

  8 basis points or 0.08% per annum on the next $150 million in net assets

  6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting – Total charges for Portfolio Accounting services include fees and out-of-pocket expenses.  The Portfolio pays GFS a base annual fee of $21,600 plus a basis point fee in decreasing amounts as Portfolio assets reach certain breakpoints, as follows:

  2 basis points or 0.02% on net assets of $25 million to $100 million

  1 basis point or 0.01% on net assets greater than $100 million

Transfer Agent – For the services rendered by GFS, in its capacity as transfer agent, the Portfolio pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.  The Fees are billed monthly as follows:

The greater of the annual minimum or per account charges.  The annual minimum is $13,500 and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

Changing Parameters Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2010 (Unaudited)

Custody Administration. Pursuant to the terms of the Portfolio’s Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Portfolio pays an asset-based fee in decreasing amounts as Portfolio assets reach certain breakpoints. The Portfolio also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement. GFS’s fees collected for the six months ended June 30, 2010 were $308.

A Trustee and certain officers of the Portfolio are also officers of GFS, and are not paid any fees directly by the Portfolio for serving in such capacities.  In addition, certain affiliates of GFS provide ancillary services to the Portfolio as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Portfolio an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the six months ended June 30, 2010, the Portfolio incurred expenses of $5,703 for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Portfolio on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  For the six months ended June 30, 2010, GemCom received $3,258 for providing such services.  Such fees are included in the line item “Printing & Postage Expenses” on the Statement of Operations in this shareholder report.  A portion of the amount paid by the Portfolio during the six months ended June 30, 2010, was accrued for in a prior year.

Trustees – The Portfolio pays each Trustee who is not affiliated with the Trust or Advisor a pro rata share of the total fee of $2,500 per quarter as well as reimbursement for any reasonable expenses incurred when attending meetings. The Portfolio pays the chairperson of the audit committee an additional $500 per quarter.   The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

4.

DISTRIBUTION PLAN

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides for a monthly service and/or distribution fee at an annual rate of up to 0.50% which is calculated by the Portfolio on its average daily net assets.  Currently, the Board has authorized the Portfolio to pay 12b-1 fees at an annual rate of up to 0.45%, which is paid to Jefferson National Life Insurance Company, pursuant to a Distribution and Shareholder Services Agreement, for sales and promotional activities and services.

5.

INVESTMENT TRANSACTIONS

For the six months ended June 30, 2010, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $26,104,264 and $22,144,909, respectively.

6.          CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates presumption of the control of the Portfolio, under section 2(a) 9 of the Act.  As of June 30, 2010, Jefferson National Life Insurance Company held 100% of the voting securities of the Changing Parameters Portfolio.  The Trust has no knowledge as to whether all or any portion of the shares owned of record by Jefferson National Life Insurance Company are also owned beneficially.

Changing Parameters Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2010 (Unaudited)

7.   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid to shareholders for the below periods were as follows:

As of December 31, 2009, the components of distributable earnings on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation is attributable to the mark-to-market on open Section 1256 contracts. The difference between book and tax undistributed ordinary income is attributable to the unamortized portion of organization expenses for tax purposes in the amount of $8,969.

Capital losses incurred after October 31 within the Portfolio’s fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Portfolio incurred and elected to defer $603,833 of such capital losses.

Permanent book and tax differences due to net operating losses resulted in reclassification for the year ended December 31, 2009 as follows: a decrease in paid-in capital of $185,844 and an increase in accumulated net investment income (loss) of $185,844.

8.   SUBSEQUENT EVENTS

The Portfolio is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Portfolio is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  In addition, the Portfolio is required to disclose the date through which subsequent events have been evaluated.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

Changing Parameters Portfolio

DISCLOSURE OF PORTFOLIO EXPENSES (Unaudited)

June 30, 2010

As a shareholder of the Portfolio you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Portfolio operating expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Portfolio and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/1/10)	Ending Account Value (6/30/10)	Expenses Paid During the Period* (1/1/10 to 6/30/10)
Actual	$1,000.00	$933.30	$ 10.79
Hypothetical (5% return before expenses)	$1,000.00	$1,013.64	$ 11.23

___________

* Expenses Paid During Period are equal to the Portfolio’s annualized expense ratio of 2.25%, multiplied by the average account value over the period, multiplied by 181 days and divided by 365 (to reflect the number of days in the six month period ending June 30, 2010).

PORTFOLIO COMPOSITION as of June 30, 2010

% of Net Assets
Mutual Funds	41.2%
Short-Term Investments	29.9%
Money Market Funds	29.9%
Other Assets less Liabilities	28.9%
Total Net Assets	100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Portfolio’s holdings.

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Portfolio is committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Portfolio believes that you should be aware of policies to protect the confidentiality of that information.

The Portfolio collects the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Portfolio does not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law.  For example, the Portfolio is permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Portfolio restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Portfolio maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

In the event that you hold shares of the Portfolio through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with non-affiliated third parties.

Investment Adviser

Changing Parameters, LLC

250 Oak Grove Avenue, Suite A

Menlo Park, CA 94025

Legal Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Independent Registered Public Accounting Firm

BBD, LLP

1835 Market Street, 26th Floor

Philadelphia, PA 19103

Transfer Agent

Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

Administrator

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

Custodian

The Bank of New York

One Wall Street

New York, NY 10286

__________________________________________________________________________________________________________

How to Obtain Proxy Voting Information

Information regarding how the Portfolio votes proxies relating to portfolio securities for the most recent 12-month period ending June 30 as well as a description of the policies and procedures that the Portfolio used to determine how to vote proxies is available without charge, upon request, by calling 1-866-618-3456 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-866-618-3456.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

8/26/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

8/26/10

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

8/26/10